REVENUE RECOGNITION (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
REVENUE RECOGNITION [Abstract]
Contract with Customer, Asset and Liability
Total contract assets and liabilities are as follows:

(dollars in millions)	September 30, 2020	December 31, 2019
Contract assets, current	$753	$622
Contract assets, non-current (included within Other assets)	75	57
Total contract assets	828	679
Contract liabilities, current	(495)	(443)
Contract liabilities, non-current (included within Other long-term liabilities)	(166)	(168)
Total contract liabilities	(661)	(611)
Net contract assets	$167	$68

Total contract assets and contract liabilities as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Contract assets, current	$622	$566
Contract assets, noncurrent (included within Other assets)	57	100
Total contract assets	679	666
Contract liabilities, current	(443)	(448)
Contract liabilities, noncurrent (included within Other long-term liabilities)	(168)	(164)
Total contract liabilities	(611)	(612)
Net contract assets	$68	$54